Note 20 - Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Current
Bank overdrafts	1,876,430	480,916
Revolving term loans	2,389,790	4,580,403
Term loan, current portion	514,961	543,105
Loan from related party	–	518,500
	4,781,181	6,122,924

Non-current
Term loan, non current portion	511,878	–
	5,293,059	6,122,924